RELATED PARTY TRANSACTIONS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Percentage of interests to be held to nominate one director	5.00%
Percentage of voting interest required for spending program approval		75.00%
Waterbury Lake Uranium Corp
RELATED PARTY TRANSACTIONS
Ownership interest, Joint Operations	60.00%	60.00%
WLULP
RELATED PARTY TRANSACTIONS
Percentage of funding	100.00%	100.00%
Additions	$ 179,000	$ 763,000
KWULP | Waterbury Lake Uranium Corp
RELATED PARTY TRANSACTIONS
Ownership interest, Joint Operations		40.00%
KWULP | WLULP
RELATED PARTY TRANSACTIONS
Ownership interest, Joint Operations		29.45%
Waterbury Lake Uranium Corp | WLULP
RELATED PARTY TRANSACTIONS
Ownership interest, Joint Operations		0.02%
Denison Waterbury Corp | Waterbury Lake Uranium Corp
RELATED PARTY TRANSACTIONS
Ownership interest, Joint Operations		60.00%
Denison Waterbury Corp | WLULP
RELATED PARTY TRANSACTIONS
Ownership interest, Joint Operations	70.55%	70.32%	69.35%